Loans and borrowings	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Loans and borrowings
18.	Loans and borrowings

	2020
	Due through	Effective rates ranged	Carrying Amount
Long-term fixed rate debt	2029	1.49% to 4.45%	663,293
Long-term variable rate debt	2029	0.42% to 1.66%	279,778
Senior convertible notes	2025	14.68%	220,829

			1,163,900
Current maturities			(127,946)

Loans and borrowings long-term			$1,035,954

	2019
	Due through	Effective rates ranged	Carrying Amount
Long-term fixed rate debt	2029	1.49% to 4.90%	736,790
Long-term variable rate debt	2029	2.15% to 3.50%	323,975

			1,060,765
Current maturities			(122,582)

Loans and borrowings long-term			$938,183

Maturities of the loans and borrowings for the next five years are as follows:

Year ending December 31, 2021	127,946
2022	116,767
2023	96,132
2024	158,459
2025	375,385
Thereafter	289,211

$1,163,900

Senior convertible notes

In April 2020, the Company issued Senior Convertible Notes (“notes”) in the total principal amount of $350.0 million maturing on April 15, 2025, in a private offering to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”).
The notes are senior, unsecured obligations of the Company and will accrue interest at a rate of 4.50% per annum, payable semi-annually in arrears on April 15 and October 15 of each year.
Noteholders have the right to convert their notes only upon the occurrence of certain events. From and after October 15, 2024, noteholders may convert their notes at any time at their election until the close of business on the second scheduled trading day immediately before the maturity date. The Company will settle conversions by paying or delivering, as applicable, cash, shares of their Class A common stock or a combination of cash and shares of their Class A common stock, at the Company’s election. The initial conversion rate is 19.3564 shares per $1,000 principal amount of notes, which represents an initial conversion price of approximately $51.66 per share of Class A common stock and will be subject to adjustment upon the occurrence of certain events.
The net proceeds from the offering, after deducting the initial purchasers’ discounts, commissions and other transaction costs is as follows:

	Nominal issue	Cost assigned to the debt host liability	Net funding
Date
April 30, 2020	$350,000	$(7,102)	$342,898

The Company used the net proceeds from the offering for general corporate purposes.
The notes are redeemable, in whole or in part, for cash at the Company’s option at any time, and from time to time, on or after April 17, 2023 and on or before the 40th scheduled trading day immediately before the maturity date, but only if the last reported sale price per share of the Company’s Class A common stock exceeds 130% of the conversion price for a specified period of time. In addition, the notes are redeemable, in whole and not in part, at the Company’s option in connection with certain changes in tax law at any time. The redemption price will be equal to the principal amount of the notes to be redeemed, plus accrued and unpaid interest, if any, to, but excluding, the redemption date, plus a make-whole premium.
The component corresponding to the conversion feature of the notes is recorded an embedded derivative under “Derivative financial instruments” in the consolidated statement of financial position. The fair value of the embedded derivative at initial recognition was $138.4 million. At December 31, 2020, the fair value was $245.6 million and the Company recorded an unrealized loss of $107.1 recorded as “Net change in fair value of derivatives” in the consolidated statement of profit or loss (see note 28.6).

Long term debt and loan payable
As of December 31, 2020, long-term fixed rate debt included $579.7 million (2019: $608.3 million) and long-term variable debt included $202.6 million corresponding to aircraft acquisitions using JOLCO arrangements (2019: $225.2 million).
As of December 31, 2020 the Company had $160.7 million (2019: $227.3 million) of outstanding indebtedness that is owed to financial institutions under financing arrangements guaranteed by the Export-Import Bank of the United States. The Export-Import Bank guarantees support 80% of the net purchase price of the aircraft and are secured with a first priority mortgage on the aircraft in favor of a security trustee on behalf of Export-Import Bank.
The Company’s Export-Import Bank supported financings are amortized on a quarterly basis, are denominated in U.S. dollars, and originally bear interest at a floating rate linked to LIBOR. The Export-Import Bank guaranteed facilities typically offer an option to fix the applicable interest rate. The Company has exercised this option with respect to $83.6 million as of December 31, 2020 (2019: $128.1 million).
The detail of finance cost and income is as follows:

	2020	2019	2018
Finance income -
Interest income on short-term bank deposits	$543	$1,432	$1,670
Interest income on investment	19,420	22,973	21,958

	$ 19,963	$ 24,405	$ 23,628

Finance cost -
Interests expense on bank loans	$(29,711)	$(36,676)	$(34,687)
Interests expense on senior convertible notes	(23,571)	—	—
Interest on factoring	(256)	(1,316)	(1,163)
Interest on lease liabilities (see note 14)	(10,734)	(14,140)	(14,975)
Other finace cost	(8,773)	(5,300)	—

	$(73,045)	$(57,432)	$(50,825)

Changes in liabilities arising from financing activities:

			Non-cash movements
	2019	Cash flows	Foreign exchange movement	Leases	Concession Covid-19	Other	2020
Loans and borrowings	$1,060,765	$220,812	$—	$—	$—	$(117,677)	$1,163,900
Lease liability	304,564	(93,213)	(347)	19,995	(489)	—	230,510
Dividends payable	—	(33,990)	—	—	—	—	(33,990)

Total liabilities from financing activities	$1,365,329	$93,609	$(347)	$19,995	$(489)	$(117,677)	$1,360,420

			Non-cash movements
	2018	Cash flows	Foreign exchange movement	Leases	Concession Covid-19	Other	2019
Loans and borrowings	$1,293,541	$(331,827)	$—	$—	$—	$99,051	$1,060,765
Lease liability	375,683	(103,069)	(84)	32,034	—	—	304,564
Dividends payable	—	(110,438)	—	—	—	—	(110,438)

Total liabilities from financing activities	$1,669,224	$(545,334)	$(84)	$32,034	$—	$99,051	$1,254,891

The column “Leases” includes the
non-cash
additions to
right-of-use
assets and lease liabilities.
The “Concession
Covid-19”
column disclose the reduction or absence of cash outflows that arise from rent concessions to which the Company has applied the practical expedient.
For the year ended December 31, 2020 the column “Other” includes the recognition of the embedded derivative of the Notes recorded at its fair value at the inception of the transaction and the effect of accrued but not yet paid interest on loans and borrowings. For the year ended December 31, 2019, also includes the non-cash
investing and financing transactions related to the acquisition of new aircraft financed using the JOLCO structure.
The Company classifies interest paid as cash flows from operating activities.